ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
Supplement dated December 21, 2022,
 to the Prospectus and Statement of Additional Information (“SAI”) dated April 29, 2022

This supplement updates certain information contained in the prospectus and SAI and should be attached to the summary prospectus, statutory prospectus, and SAI and retained for future reference.

AZL MVP FusionSM Balanced Fund
AZL MVP FusionSM Conservative Fund
AZL MVP FusionSM Moderate Fund
At a meeting held December 13, 2022, the Board of Trustees of the Trust approved the reorganization of each of the following Acquired Funds into the corresponding Acquiring Fund. Completion of each reorganization is subject to a number of conditions. Subject to satisfaction of the conditions of the reorganizations, it is anticipated that the reorganization will become effective on or about March 10, 2023.
Acquired Fund	Acquiring Fund
AZL MVP FusionSM Balanced Fund	AZL® MVP Balanced Index Strategy Fund
AZL MVP FusionSM Conservative Fund	AZL® MVP FIAM Multi-Strategy Fund
AZL MVP FusionSM Moderate Fund	AZL® MVP DFA Multi-Strategy Fund

AZL DFA Multi-Strategy Fund
At a meeting held December 13, 2022, the Board of Trustees of the Trust approved a change to the underlying investments of the AZL DFA Multi-Strategy Fund, whereby the AZL DFA Five-Year Global Fixed Income Fund will be replaced as an underlying fund by the AZL Enhanced Bond Index Fund. The Manager expects to transition the portfolio gradually between the date of this supplement and March 10, 2023. Effective March 10, 2023, the Fund, under normal market conditions, will seek to achieve its investment objective by investing primarily in a combination of four underlying funds, as follows:
Fund	Target Allocation
AZL Enhanced Bond Index Fund	40%
AZL DFA U.S. Core Equity Fund	38%
AZL DFA U.S. Small Cap Fund	10%
AZL DFA International Core Equity Fund	12%
The AZL Enhanced Bond Index Fund is a bond index fund, subadvised by BlackRock Financial Management, LLC, which under normal circumstances invests in a combination of securities with an overall weighting close to the capitalization weights of the Bloomberg U.S. Aggregate Bond Index.

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AZL MVP DFA Multi-Strategy Fund

At a meeting held December 13, 2022, the Board of Trustees of the Trust approved a change to the underlying investments of the AZL MVP DFA Multi-Strategy Fund, whereby the AZL DFA Five-Year Global Fixed Income Fund will be replaced as an underlying fund by the AZL Enhanced Bond Index Fund. The Manager expects to transition the portfolio gradually between the date of this supplement and March 10, 2023. Effective March 10, 2023, the Fund, under normal market conditions, will seek to achieve its investment objective by investing primarily in a combination of four underlying funds, as follows:
Fund	Target Allocation
AZL Enhanced Bond Index Fund	38%
AZL DFA U.S. Core Equity Fund	35%
AZL DFA U.S. Small Cap Fund	10%
AZL DFA International Core Equity Fund	12%
In addition, under normal market conditions, the Fund will continue to allocate approximately 5% of its assets to the MVP risk management process.
The AZL Enhanced Bond Index Fund is a bond index fund, subadvised by BlackRock Financial Management, LLC, which under normal circumstances invests in a combination of securities with an overall weighting close to the capitalization weights of the Bloomberg U.S. Aggregate Bond Index.

AZL MVP Global Balanced Index Strategy Fund

At a meeting held December 13, 2022, the Board of Trustees of the Trust approved a change to the underlying investments of the AZL MVP Global Balanced Index Strategy Fund, whereby the AZL MSCI Emerging Markets Equity Index Fund will be removed as an underlying fund. The Manager expects to transition the portfolio gradually between the date of this supplement and March 10, 2023. Effective March 10, 2023, the Fund, under normal market conditions, will seek to achieve its investment objective by investing primarily in a combination of two underlying funds, as follows:
Fund	Target Allocation
AZL Enhanced Bond Index Fund	47.5%
AZL MSCI Global Equity Index Fund	47.5%
In addition, under normal market conditions, the Fund will continue to allocate approximately 5% of its assets to the MVP risk management process.

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